Earnings per Share	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per Share	Earnings per Share
(1)    Basic Earnings per Share
Basic earnings per share is calculated by dividing the profit from operations attributable to equity holders of the Group by the weighted average number of ordinary shares outstanding during the period, excluding ordinary shares purchased by the Group and held as treasury stock.
Basic earnings per share from operations for the years ended December 31, 2023, 2024 and 2025, is calculated as follows:

	2023		2024		2025
Profit attributable to ordinary shares of owners of the Controlling Company (in millions of Korean won)	₩	993,325	₩	459,861	₩	1,718,814
Weighted average number of ordinary shares outstanding (in number of shares)	249,470,072		245,910,192		242,993,522
Basic earnings per share (in Korean won)	₩	3,982	₩	1,870	₩	7,074

(2)    Diluted Earnings per Share
Diluted earnings per share from operations is calculated by adjusting the weighted average number of ordinary shares outstanding assuming that all dilutive potential ordinary shares are converted into ordinary shares. The Group has dilutive potential ordinary shares from convertible bonds, convertible preferred stock and other share-based payments:

	2023	2024	2025
Profit attributable to ordinary shares of owners of the Controlling Company (in millions of Korean won)	₩ 993,325	₩ 459,861	₩ 1,718,814
Adjustment to net income attributable to ordinary shares (in millions of Korean won)	(827)	(398)	(597)
Diluted profit attributable to ordinary shares (in millions of Korean won)	992,498	459,463	1,718,217
Number of dilutive potential ordinary shares outstanding (in number of shares)[1]	119,263	94,393	97,777
Weighted average number of ordinary shares outstanding (in number of shares)	249,589,335	246,004,585	243,091,299
Diluted earnings per share (in Korean won)	₩ 3,977	₩ 1,868	₩ 7,068
1.The dilutive potential common shares consist of share-based compensation.
Diluted earnings per share is earnings per outstanding of ordinary shares and dilutive potential ordinary shares. Diluted earnings per share is calculated by dividing adjusted profit for the year by the sum of the number of ordinary shares and dilutive potential ordinary shares. Convertible bonds and convertible preferred stocks without dilutive effects are excluded from the calculation.